MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020
MARKETABLE SECURITIES
Marketable securities	R$ 2,685,612	R$ 2,396,857
Current	2,448,267	2,212,079
Non-Current	237,345	184,778
Private Funds
MARKETABLE SECURITIES
Marketable securities	R$ 16,559	175,317
Private Funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	106.23%
Public titles measured at fair value through profit or loss
MARKETABLE SECURITIES
Marketable securities	R$ 539,382	444,712
Public titles measured at fair value through profit or loss | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	106.23%
Private Securities (CDBs/Compromised)
MARKETABLE SECURITIES
Marketable securities	R$ 1,888,145	1,585,605
Private Securities (CDBs/Compromised) | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.74%
Private Securities (CDBs) - Escrow Account
MARKETABLE SECURITIES
Marketable securities	R$ 237,345	184,778
Private Securities (CDBs) - Escrow Account | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.78%
Other
MARKETABLE SECURITIES
Marketable securities	R$ 4,181	R$ 6,445